(LOSSES) EARNINGS PER SHARE - Schedule of earnings per share basic and diluted (losses) from continuing operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,171,663,430	1,102,373,814	871,036,499
Losses per share from continuing operations - basic	$ (0.01)	$ (0.03)	$ (0.09)
Numerator:
Net loss from continuing operations attributable to ordinary shareholders	$ (7,008)	$ (25,384)	$ (79,421)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,171,663,430	1,102,373,814	871,036,499
Denominator used for losses per share	1,171,663,430	1,102,373,814	871,036,499
Losses per share from continuing operations-diluted	$ 0.01	$ (0.03)	$ (0.18)
Common Class A
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share-basic	$ (6,854)	$ (25,384)	$ (76,409)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,171,663,331	1,102,373,715	871,036,400
Losses per share from continuing operations - basic	$ (0.01)	$ (0.03)	$ (0.09)
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share- diluted	$ (6,854)	$ (25,384)	$ (76,409)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0
Net loss from continuing operations attributable to ordinary shareholders	$ (6,854)	$ (25,384)	$ (76,409)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,171,663,331	1,102,373,715	871,036,400
Conversion of Class B to Class A ordinary shares	99	99	99
Denominator used for losses per share	1,171,663,430	1,102,373,814	871,036,499
Losses per share from continuing operations-diluted	$ (0.01)	$ (0.03)	$ (0.09)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	11,716,633	11,023,737	8,710,364
Denominator used for losses per ADS - diluted	11,716,634	11,023,738	8,710,365
Losses from continuing operations per ADS - basic	$ (0.58)	$ (2.3)	$ (8.77)
Losses from continuing operations per ADS - diluted	$ (0.58)	$ (2.3)	$ (8.77)
Common Class B
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share-basic	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99	99
Losses per share from continuing operations - basic	$ 0
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share- diluted	$ 0
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0
Net loss from continuing operations attributable to ordinary shareholders	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for losses per share	99	99	99
Losses per share from continuing operations-diluted	$ 0
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	0
Denominator used for losses per ADS - diluted	0
Losses from continuing operations per ADS - basic	$ 0
Losses from continuing operations per ADS - diluted	$ 0